Submission	Dec. 10, 2025
Submission [Line Items]
Central Index Key	0001862935
Registrant Name	CURRENC GROUP INC.
Registration File Number	333-290314
Form Type	F-3
Submission Type	F-3/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A